EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF WARRANTS ACTIVITY

A summary of activity for all warrants during the year ended December 31, 2024 and 2023 follows:

	Number of	Weighted Average	Weighted Average
	shares	Exercise Price	Life (years)
Outstanding, December 31, 2022	3,450,840	$1.01	3.69
Granted	4,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2023	7,450,840	$0.74	3.71
Granted	2,000,000	0.50	5.00
Exercised	-	-	-
Expired	-	-	-
Outstanding, December 31, 2024	9,450,840	$0.69	3.04

Exercisable, December 31, 2024	9,450,840	$0.69	3.04